Description of the Company	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Description of the Company

Note 1 - Description of the Company

H-CYTE, Inc (“the Company”) is a hybrid-biopharmaceutical company dedicated to developing and delivering new treatments for patients with chronic respiratory and pulmonary disorders. During the last two years, the Company has evolved into two separate divisions with its entrance into the biologics development space (“Biologics Division”). This new division is complementary to the Company’s current Lung Health Institute (LHI) autologous infusion therapy business (“Infusion Division”) and is focused on underserved disease states. On September 8, 2021, the Company announced that its Lung Health Institute facilities changed its name to Centers for Respiratory Health as the clinics continue to deliver treatments for patients with chronic respiratory and pulmonary disorders.

The consolidated results for H-CYTE include the following wholly-owned subsidiaries: H-CYTE Management, LLC, Medovex Corp, Cognitive Health Institute, LLC, and Lung Institute Tampa, LLC and the results include Lung Institute Dallas, PLLC (“LI Dallas”), Lung Institute Nashville, PLLC (“LI Nashville”), Lung Institute Pittsburgh, PLLC (“LI Pittsburgh”), and Lung Institute Scottsdale, LLC (“LI Scottsdale”), as Variable Interest Entities (“VIEs”). Additionally, H-CYTE Management, LLC is the operator and manager of the various Lung Health Institute (LHI) clinics: LI Dallas, LI Nashville, LI Pittsburgh, and LI Scottsdale. The LI Dallas and LI Pittsburgh clinics did not reopen in 2020 after the temporary closure of all LI clinics due to COVID-19. These two clinics will remain permanently closed.

On September 11, 2020, with the closing of the Rights Offering, FWHC, LLC, FWHC Bridge, LLC, and FWHC Bridge Friends, LLC (collectively known as “FWHC”) gained control of the Company by subsequently owning approximately 61% of the fully diluted shares of the Company (for further discussion, see Notes 8 and 9-”Equity Transactions” to the consolidated financial statements in the Company’s 2020 Annual Report on Form 10-K).

Autologous Infusion Therapy (“Infusion Division”)

The Infusion Division develops and implements innovative treatment options in autologous cellular therapy (PRP-PBMC) to treat chronic lung disorders. Committed to an individualized patient-centric approach, this division provides oversight and management of the highest quality to the LHI clinics, while producing positive medical outcomes following the strictest Centers for Disease Control and Prevention (the “CDC”) guidelines.

Biotech Development (“Biologics Division”)

On June 21, 2019, H-CYTE entered into an exclusive product supply agreement with Rion, LLC (“Rion”) to develop and distribute (post U.S. Food & Drug Administration, the “FDA”, approval) a biologic combining its PRP-PBMC technology with Rion’s exosomes (“EV”) technology for the treatment of chronic obstructive pulmonary disease (“COPD”), the fourth leading cause of death in the U.S. Rion has established a novel EV technology to harness the healing power of the body. Rion’s innovative technology, based on science developed at Mayo Clinic, provides an off-the-shelf platform to enhance healing in soft tissue, musculoskeletal, cardiovascular, and neurological organ systems. This agreement provides for a 10-year exclusive and extendable supply agreement with Rion to enable H-CYTE to develop combined proprietary biologics. The Company is evaluating alternate EV technologies to determine the most favorable path forward.

On October 9, 2019, the Company entered into a services agreement with Rion which provides the Company the benefit of Rion’s resources and expertise for the limited purpose of (i) consulting with and assisting H-CYTE in the further research and development for the generation of a new biologic and (ii) subsequently assisting H-CYTE in seeking and obtaining FDA Phase 1 IND clearance for this biologic as necessary. Rion has completed the research and development work which is under review by the Company. The Company is assessing if the Rion combined proprietary biologic is a more viable solution than potentially progressing with a single entity biologic from an alternative commercial source.

On April 2, 2021, the Company entered into a series of agreements with Medovex, LLC to pursue a joint venture regarding the continued development and commercialization of the DenerveX device for business outside of the U.S. The Company has determined that the transactions resulting from the series of agreements with Medovex, LLC are immaterial. The Company will assess the progress of the joint venture on a quarterly basis for materiality.

Note 1 – Description of the Company

H-CYTE, Inc is a hybrid-biopharmaceutical company dedicated to developing and delivering new treatments for patients with chronic respiratory and pulmonary disorders. During the last 18 months, the Company has evolved into two separate verticals under its Healthcare Medical Biosciences Division with its entrance into the biologics development space (“Biologics Vertical”). This new vertical is complementary to the Company’s current Lung Health Institute (LHI) autologous infusion therapy business (“Infusion Vertical”) and is focused on underserved disease states.

On July 11, 2019, MedoveX Corp. (“MedoveX”) changed its name to H-CYTE, Inc. (“H-CYTE” or the “Company”) by filing a Certificate of Amendment (the “Amendment”) to the Company’s Amended and Restated Certificate of Incorporation (the “Certificate of Incorporation”) with the Secretary of the State of Nevada. The name change and the Company’s new symbol, HCYT, became effective with FINRA on July 15, 2019. H-CYTE was incorporated in Nevada on July 30, 2013 as SpineZ Corp.

On October 18, 2018, H-CYTE (formerly named MedoveX) entered into an Asset Purchase Agreement (“APA”) with Regenerative Medicine Solutions, LLC, RMS Shareholder, LLC (“Shareholder”), Lung Institute LLC (“LI”), RMS Lung Institute Management LLC (“RMS LI Management”) and Cognitive Health Institute Tampa, LLC (“CHIT”), (collectively “RMS”). On January 8, 2019, the APA was amended, and the Company acquired certain assets and assumed certain liabilities of RMS as reported in the 8-K/A filed in March of 2019. Based on the terms of the APA and its amendment (collectively the “APA”), the former RMS members had voting control of the combined company as of the closing of the RMS acquisition. For accounting purposes, the acquisition transaction has been treated as a reverse acquisition whereby the Company is deemed to have been acquired by RMS and the historical financial statements prior to the acquisition date of January 8, 2019 now reflect the historical financial statements of RMS.

As of the merger, the consolidated results for H-CYTE include the following wholly-owned subsidiaries: H-CYTE Management, LLC (formerly Blue Zone Health Management, LLC), MedoveX Corp, Cognitive Health Institute, LLC, and Lung Institute Tampa, LLC (formerly Blue Zone Lung Tampa, LLC) and the results included Lung Institute Dallas, PLLC (“LI Dallas”), Lung Institute Nashville, PLLC (“LI Nashville”), Lung Institute Pittsburgh, PLLC (“LI Pittsburgh”), and Lung Institute Scottsdale, LLC (“LI Scottsdale”), as Variable Interest Entities (“VIEs”). H-CYTE Management, LLC is the operator and manager of the various Lung Health Institute (LHI) clinics: LI Dallas, LI Nashville, LI Pittsburgh, and LI Scottsdale.

On September 11, 2020, with the closing of the Rights Offering, FWHC, LLC, FWHC, Bridge, LLC, and FWHC Bridge Friends, LLC (collectively known as “FWHC”) gained control of the Company by subsequently owning approximately 61% of the fully diluted shares of the Company (see Notes 8 and 9).

Company’s Two Operating Divisions

The Company has two divisions: the Healthcare Medical Biosciences Division (“which includes the Infusion Vertical and the Biologics Vertical”) and the DenerveX medical device division (“DenerveX”). The Company has decided to focus its available resources on the Medical Biosciences Division as it represents a significantly greater opportunity than the DenerveX division. The Company is no longer manufacturing or selling the DenerveX device but continues to explore possible opportunities to monetize such technology.

Healthcare Medical Biosciences Division (Biosciences Division)

Autologous Infusion Therapy (“Infusion Vertical”)

The Company’s Biosciences includes the Infusion Business that develops and implements innovative treatment options in autologous cellular therapy (PRP-PBMC) to treat chronic lung disorders. Committed to an individualized patient-centric approach, this division consistently provides oversight and management of the highest quality care to the LHI clinics located in Tampa, Nashville, and Scottsdale, while producing positive medical outcomes following the strictest CDC guidelines.

Biotech Development Division (“Biologics Vertical”)

On June 21, 2019, H-CYTE entered into an exclusive product supply agreement with Rion, LLC (“Rion”) to develop and distribute (post FDA approval) a biologic for chronic obstructive pulmonary disease (“COPD”), the fourth leading cause of death in the U.S. Rion has established a novel biologics technology to harness the healing power of the body. Rion’s innovative technology, based on science developed at Mayo Clinic, provides an off-the-shelf platform to enhance healing in soft tissue, musculoskeletal, cardiovascular and neurological organ systems. This agreement provides for a 10-year exclusive and extendable supply agreement with Rion to enable H-CYTE to develop proprietary biologics.

On October 9, 2019, the Company entered into a services agreement with Rion which provides the Company the benefit of Rion’s resources and expertise for the limited purpose of (i) consulting with and assisting H-CYTE in the further research and development for the generation of a new biologic and (ii) subsequently assisting H-CYTE in seeking and obtaining FDA Phase 1 IND clearance for this biologic as necessary. Rion also agrees to consult with H-CYTE in its arrangement for services from third parties unaffiliated with Rion to support research, development, regulatory approval, and commercialization of the biologic.

With these agreements, Rion will serve as the product supplier and contracted preclinical development arm of the biologic. H-CYTE will control the commercial development and the clinical trial investigation. After conducting the clinical efficacy trials of this biologic, H-CYTE intends to pursue submission of a Biologics License Application (“BLA”) for review by the FDA for treatment of COPD.

Proprietary Medical Device Business (DenerveX division)

In the first quarter of 2020, the Company made the decision to stop any further efforts to source alternative manufacturing and distributor options or other product relationships for the DenerveX product. Although the Company believes the DenerveX technology has value, the Company did not believe it would realize value in the foreseeable future. The Company recorded an impairment charge for intangibles associated with the DenerveX intellectual property and wrote off related inventory balances as of December 31, 2019. The Company is no longer manufacturing or selling the DenerveX device but continues to explore possible opportunities to monetize such technology.